Network Operations and Support Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Network Operations and Support Expenses

			Year ended December 31,
	Note		2018	2019	2020
			RMB	RMB	RMB
Operating and maintenance			64,056	65,087	70,943
Utility			13,477	13,818	14,637
Network resources usage and related fee	(i	)	29,434	20,976	22,766
Others			9,095	9,918	11,171

			116,062	109,799	119,517

Note:
(i)
Network resources usage and related fee includes the variable lease payments not depending on an index or a rate and fee for non-lease
components in respect of telecommunications towers and related assets lease and fee in respect of the short-term leases and leases of low-value
assets, variable lease payments and fee for
non-lease
components in respect of the usage of network resources provided by third parties.